Non-current financial assets - Disclosure of Changes in Non-current Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	€ 519
Additions	0
Decreases	(230)
Reclassification	0
Currency translation adjustments	3
Non-current financial assets at end of period	291	€ 519
Liquidity contract - Cash account
Disclosure of financial assets [line items]
Decreases	(97)
Liquidity contract - Cash account | Financial assets at fair value, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	98
Additions	0
Decreases	(97)
Reclassification	0
Currency translation adjustments	0
Non-current financial assets at end of period	0	98
Security deposits paid
Disclosure of financial assets [line items]
Additions	176	9
Security deposits paid | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	421
Additions	0
Decreases	(133)
Reclassification	0
Currency translation adjustments	3
Non-current financial assets at end of period	€ 291	€ 421